Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt
Schedule of long-term debt

Long-term debt consisted of the following (in thousands):

Lender	As of June 30, 2013	Current portion	Long-term portion	As of December 31, 2012	Current portion	Long-term portion
The Royal Bank of Scotland	$686,597	$4,934	$681,663	$686,800	$3,771	$683,029
HSH Nordbank	33,280	4,774	28,506	35,000	6,123	28,877
The Export-Import Bank of Korea (“KEXIM”)	34,126	10,369	23,757	39,311	10,369	28,942
The Export-Import Bank of Korea & ABN Amro	73,734	11,250	62,484	79,359	11,250	68,109
Deutsche Bank	179,064	2,119	176,945	180,000	2,406	177,594
Credit Agricole	154,664	7,122	147,542	156,800	6,279	150,521
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	4,092	654,068	658,160	—	658,160
Credit Suisse	219,347	7,779	211,568	221,100	6,076	215,024
ABN Amro-Lloyds TSB-National Bank of Greece	250,806	8,245	242,561	253,200	6,966	246,234
Commerzbank-Credit Suisse- Credit Agricole	295,285	14,097	281,188	298,500	11,401	287,099
The Royal Bank of Scotland (New Credit Facility)	98,160	8,246	89,914	100,000	6,069	93,931
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	117,250	20,417	96,833	123,750	17,727	106,023
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	34,588	5,281	29,307	37,100	5,438	31,662
Sinosure CEXIM-Citi-ABN Amro Credit Facility	172,890	20,340	152,550	183,060	20,340	162,720
Club Facility (New Credit Facility)	83,900	12,013	71,887	83,900	6,180	77,720
Citi—Eurobank Credit Facility	77,212	4,863	72,349	80,000	4,681	75,319
Comprehensive Financing Plan exit fee accrued	6,236	—	6,236	4,354	—	4,354
Fair value hedged debt	1,869	—	1,869	2,154	—	2,154
Total long-term debt	$3,177,168	$145,941	$3,031,227	$3,222,548	$125,076	$3,097,472
Hyundai Samho Vendor Financing	$150,448	$57,388	$93,060	$179,142	$57,388	$121,754

Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2013, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2014	$129,273	$16,668	$—	$145,941
June 30, 2015	142,862	15,835	—	158,697
June 30, 2016	168,810	81,895	—	250,705
June 30, 2017	192,367	186,607	—	378,974
June 30, 2018	169,336	175,275	—	344,611
June 30, 2019 and thereafter	244,376	34,900	1,610,859	1,890,135
Total long-term debt	$1,047,024	$511,180	$1,610,859	$3,169,063

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the restructuring agreement, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867
Total						786,956,945

*                      The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of Hyundai Samho vendor financing for the next periods subsequent to June 30, 2013, are as follows (in thousands):

Payment due by period ended
June 30, 2014	$57,388
June 30, 2015	57,388
June 30, 2016	35,672
Total vendor financing	$150,448

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$686.6

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2

The Kalamata, the Komodo, the Commodore (ex Hyundai Commodore), the Hyundai Duke (ex APL Duke), the Marathonas, the Messologi, the Mytilini, the Hope, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C and the Niledutch Zebra

Credit Agricole	$154.7	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$179.1	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$219.3	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$250.8	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$295.3	The ZIM Dalian, the Hanjin Santos, the YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$33.3	The Deva and the Derby D
KEXIM	$34.1	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$73.7	The CSCL Pusan and the CSCL Le Havre
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$117.2	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$98.2	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$34.6	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$77.2	The Hyundai Ambition
Sinosure-CEXIM	$172.9	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$150.4	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany

(1)                                          As of June 30, 2013.

(2)                                          Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)                                          Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.